Deferred tax assets / (liabilities) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Deferred tax assets/(liabilities) [Line Items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 3,020	¥ 1,058
Other deductible temporary differences for which no deferred tax assets has been recognized	¥ 1,094	¥ 819
Bottom of range [member]
Disclosure of detailed information about Deferred tax assets/(liabilities) [Line Items]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	5 years
Top of range [member]
Disclosure of detailed information about Deferred tax assets/(liabilities) [Line Items]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	8 years